OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	June 30, 2024	December 31, 2023
Capitalized fulfillment costs	3,101	3,558
Agent receivables	560	969
Advances	1,348	1,238
Claims receivables	4,550	8,784
Bunker receivables on time charter-out contracts	26,241	21,659
Funding provided to ship managers	18,680	6,983
Other receivables	2,790	4,621
Total other current assets	57,270	47,812

Other receivables are presented net of allowances for credit losses amounting to $46.3 thousands as of June 30, 2024 and December 31, 2023. Provision for doubtful debts amounted to nil as of June 30, 2024 and December 31, 2023.